Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Total Shareholder Return(4)	Nasdaq Stock Index Total Shareholder Return	Net Increase/ (Decrease) in Net Assets Resulting from Operations(5)	NAV per Share
2025	$6,733,734	$8,522,994	$1,884,596	$2,218,280	$134.84	$180.33	$48,808,336	$8.09
2024	$3,164,407	$3,497,486	$1,287,098	$1,349,183	$79.43	$149.83	$(38,124,247)	$6.68
2023	$2,976,409	$3,000,039	$1,232,474	$1,231,442	$53.14	$116.47	$5,066,822	$7.99
2022	$4,353,439	$643,964	$1,518,079	$935,248	$51.29	$81.21	$(132,177,053)	$7.39
2021	$7,546,084	$7,363,821	$1,625,652	$1,570,025	$172.71	$121.39	$147,071,721	$11.72

Company Selected Measure Name		net asset value
Named Executive Officers, Footnote [Text Block]
(1)	Mr. Klein was the sole PEO for each of 2025, 2024, 2023, 2022, and 2021.

PEO Total Compensation Amount	[1]	$ 6,733,734	$ 3,164,407	$ 2,976,409	$ 4,353,439	$ 7,546,084
PEO Actually Paid Compensation Amount	[2]	8,522,994	3,497,486	3,000,039	643,964	7,363,821
Non-PEO NEO Average Total Compensation Amount	[3]	1,884,596	1,287,098	1,232,474	1,518,079	1,625,652
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 2,218,280	1,349,183	1,231,442	935,248	1,570,025
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2)	“Compensation actually paid” (“CAP”) is a calculation that begins with the Summary Compensation Table (“SCT”) total compensation in the given year with certain adjustments prescribed by the SEC rules. The following table provides a reconciliation of SCT total compensation (the “SCT Total”) with CAP for 2025, computed through the addition to the SCT Total of the values provided in the columns labeled “SCT Stock Awards,” “Fair Value of Stock Awards Granted in the Covered Year,” “Change in Fair Value of Unvested Stock Awards from Prior Years,” and “Change in Fair Value of Stock Awards that Vested in the Covered Year”:

Name	Year	SCT Total	SCT Stock Awards	Fair Value of Stock Awards Granted in the Covered Year	Change in Fair Value of Unvested Stock Awards from Prior Years	Change in Fair Value of Stock Awards that Vested in the Covered Year	Compensation Actually Paid
PEO	2025	$6,733,734	$(3,299,994)	$4,478,950	$356,004	$254,301	$8,522,994
Non-PEO NEO Average	2025	$1,884,596	$(299,999)	$481,025	$89,004	$63,655	$2,218,280

Equity Valuation Assumption Difference, Footnote [Text Block]
(4)	Total Shareholder Return represents the value of a hypothetical $100 investment beginning at market close on the last trading day of 2020, assuming reinvestment of all dividends.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		The graph below reflects the relationship between “compensation actually paid” to our PEO and non-PEO NEO and Total Shareholder Return for the Company and the Nasdaq Stock Index.
Compensation Actually Paid vs. Net Income [Text Block]

The graph below reflects the relationship between “compensation actually paid” to our PEO and non-PEO NEO and our Net Increase/(Decrease) in Net Assets Resulting from Operations, which is the Company’s calculation of “Net Income” given the nature of the Company’s operations:

Compensation Actually Paid vs. Company Selected Measure [Text Block]		The graph below reflects the relationship between “compensation actually paid” to our PEO and non-PEO NEO and our NAV per Share:
Tabular List [Table Text Block]

Restrictions imposed by the 1940 Act limit the Compensation Committee’s ability to use nondiscretionary or formulaic Company performance goals or criteria to determine executive incentive compensation. However, the Compensation Committee considers several financial performance metrics, along with other factors including operational goals and individual performance criteria, in determining the appropriate compensation for the Company’s NEOs. Subject to the foregoing restrictions imposed by the 1940 Act, in the Company’s assessment, the following list of performance measures represent the most important performance measures used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance:

●	NAV per Share;

●	dividends declared and paid by the Company;

●	successful monetizations of investments;.

●	prudent investments within the portfolio, focusing on high-quality opportunities to ensure efficiency;

●	enhancements to the overall investment process, to the valuation process, and to financial reporting; and

●	maintenance of a strong balance sheet, including maintaining liquidity and capital flexibility to accomplish the Company’s business objectives.

Other key metrics considered by the Compensation Committee when determining the appropriate compensation for NEOs include investment activity, growth and performance of the Company’s business, maintenance of liquidity and capital flexibility, growth and development of human capital, and individual contributions to corporate objectives.

Total Shareholder Return Amount	[4]	$ 134.84	79.43	53.14	51.29	172.71
Peer Group Total Shareholder Return Amount		180.33	149.83	116.47	81.21	121.39
Net Income (Loss) Attributable to Parent	[5]	$ 48,808,336	$ (38,124,247)	$ 5,066,822	$ (132,177,053)	$ 147,071,721
Company Selected Measure Amount | $ / shares		8.09	6.68	7.99	7.39	11.72
PEO Name		Mr. Klein	Mr. Klein	Mr. Klein	Mr. Klein	Mr. Klein
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		NAV per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		dividends declared and paid by the Company
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		successful monetizations of investments
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		prudent investments within the portfolio, focusing on high-quality opportunities to ensure efficiency
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		enhancements to the overall investment process, to the valuation process, and to financial reporting; and
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		maintenance of a strong balance sheet, including maintaining liquidity and capital flexibility to accomplish the Company’s business objectives.
SCT Stock Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ (3,299,994)
SCT Stock Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		(299,999)
Fair Value of Stock Awards Granted in the Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		4,478,950
Fair Value of Stock Awards Granted in the Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		481,025
Change in Fair Value of Unvested Stock Awards from Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		356,004
Change in Fair Value of Unvested Stock Awards from Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		89,004
Change in Fair Value of Stock Awards that Vested in the Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		254,301
Change in Fair Value of Stock Awards that Vested in the Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 63,655

[1]	Mr. Klein was the sole PEO for each of 2025, 2024, 2023, 2022, and 2021.
[2]	“Compensation actually paid” (“CAP”) is a calculation that begins with the Summary Compensation Table (“SCT”) total compensation in the given year with certain adjustments prescribed by the SEC rules. The following table provides a reconciliation of SCT total compensation (the “SCT Total”) with CAP for 2025, computed through the addition to the SCT Total of the values provided in the columns labeled “SCT Stock Awards,” “Fair Value of Stock Awards Granted in the Covered Year,” “Change in Fair Value of Unvested Stock Awards from Prior Years,” and “Change in Fair Value of Stock Awards that Vested in the Covered Year”:
[3]	Ms. Green was our only non-PEO NEO for each of 2025, 2024, 2023, 2022, and 2021.
[4]	Total Shareholder Return represents the value of a hypothetical $100 investment beginning at market close on the last trading day of 2020, assuming reinvestment of all dividends.
[5]	Given the nature of the Company’s operations, the Company calculates “Net Income” as the Net Increase/(Decrease) in Net Assets Resulting from Operations.